Warrants (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrants outstanding, beginning	103,994,927	97,977,851	78,086,749
Warrants issued	0	19,154,090	22,483,180
Warrants exercised	(5,266,592)	(8,301,864)	(2,592,078)
Warrants expired	0	(4,835,150)
Warrants outstanding, ending	98,728,335	103,994,927	97,977,851
Class K Warrants [Member]
Warrants outstanding, beginning	7,200,000	7,200,000	5,200,000
Warrants issued	0	0	2,000,000
Warrants exercised	0	0	0
Warrants expired	0	0
Warrants outstanding, ending	7,200,000	7,200,000	7,200,000
Class L Warrants [Member]
Warrants outstanding, beginning	57,258,339	63,898,173	65,945,005
Warrants issued	0	0	0
Warrants exercised	(4,100,001)	(6,639,834)	(2,046,832)
Warrants expired	0	0
Warrants outstanding, ending	53,158,338	57,258,339	63,898,173
Class N Warrants [Member]
Warrants outstanding, beginning	30,451,815	13,943,180	0
Warrants issued	0	17,644,999	13,943,180
Warrants exercised	(1,046,591)	(1,136,364)	0
Warrants expired	0	0
Warrants outstanding, ending	29,405,224	30,451,815	13,943,180
Class O Warrants [Member]
Warrants outstanding, beginning	7,929,091	6,540,000	0
Warrants issued	0	1,509,091	6,540,000
Warrants exercised	(120,000)	(120,000)	0
Warrants expired	0	0
Warrants outstanding, ending	7,809,091	7,929,091	6,540,000
Series A Warrants [Member]
Warrants outstanding, beginning	1,155,682	1,561,348	2,106,594
Warrants issued	0	0	0
Warrants exercised	0	(405,666)	(545,246)
Warrants expired	0	0
Warrants outstanding, ending	1,155,682	1,155,682	1,561,348
Class F Warrants [Member]
Warrants outstanding, beginning	0	300,000	300,000
Warrants issued		0	0
Warrants exercised		0	0
Warrants expired		(300,000)
Warrants outstanding, ending		0	300,000
Class G Warrants [Member]
Warrants outstanding, beginning	0	1,503,409	1,503,409
Warrants issued		0	0
Warrants exercised		0	0
Warrants expired		(1,503,409)
Warrants outstanding, ending		0	1,503,409
Class H Warrants [Member]
Warrants outstanding, beginning	0	1,988,095	1,988,095
Warrants issued		0	0
Warrants exercised		0	0
Warrants expired		(1,988,095)
Warrants outstanding, ending		0	1,988,095
Class I Warrants [Member]
Warrants outstanding, beginning	0	1,043,646	1,043,646
Warrants issued		0	0
Warrants exercised		0	0
Warrants expired		(1,043,646)
Warrants outstanding, ending		0	1,043,646